Inventory	6 Months Ended
Jun. 30, 2011
Inventory

Green’s inventory consists of items held for resale and product that is used in services by the Landis and Landis II salons. Inventory is carried at the lower of cost or market. As of June 30, 2011, inventory amounted to $103,649 and $107,365 as of December 31, 2010.